LORD ABBETT GLOBAL FUND, INC.
90 HUDSON STREET
JERSEY CITY, NEW JERSEY 07302-3973

April 20, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lord Abbett Global Fund, Inc.
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 25 to the above-referenced Registrant’s Statement on
Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 16, 2007.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Very truly yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC